GOODWILL - Schedule of Changes in Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 112,452	$ 112,452	$ 112,452
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	225,273	225,273	225,273
Accumulated impairment losses
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ (112,821)	$ (112,821)	$ (112,821)